Property, plant and equipment	3 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
During the three months ended March 31, 2023, the Group acquired assets at a cost of £8,112,000, of which £5,713,000 related to assets under construction, primarily relating to the Group’s premises in Milton Park, Oxfordshire. £47,000 related to additions to leasehold improvements, £131,000 were additions to computer equipment, £23,000 were additions to office furniture and equipment and £2,198,000 were additions to plant and equipment, primarily laboratory equipment. The depreciation charge for the period was £1,073,000.

During the three months ended March 31, 2023, £3,855,000 was transferred from assets under construction to leasehold improvements, plant and equipment, computer equipment and fixtures and fittings which constituted costs relating to the fit-out of premises leased by the Group.
No disposals of property plant and equipment were made during the three months ended March 31, 2023.